Long-term investments	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Long-term investments
10.
Long-term investments

The following table sets forth a breakdown of the long-term investments held by the Company as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	(in US$ thousands)
Long-term bank deposits	$—	$143,127
Equity investments without readily determinable fair value	41,377	34,740
Financial products issued by banks	39,000	20,000
Equity method investments	9,215	9,153
Debt security	4,567	—
Total	$94,159	$207,020

Long-term bank deposits

As of December 31, 2023, the Company had US$143.1 million time deposits for which the Company has the intent and ability to hold to maturity with due date over one year and were stated at amortized cost. The deposits are with major reputable financial institutions which the Company believes that there is no significant credit risk.

Equity investments without readily determinable fair value

As of December 31, 2023, the Company’s equity investments without readily determinable fair value primarily consist of small, non-controlling investments in companies for which the Company has equity ownership with preferential rights but cannot exert significant influence. In accordance with ASC 321, the Company elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. For those equity investments having observable price changes in orderly transactions for the identical or similar investments of the same issuers, the Company would disclose the fair value of the alternative measure method investments. The initial cost value of equity securities without readily determinable fair values were US$51.9 million and US$51.9 million as of December 31, 2022 and 2023, respectively. There was no re-measurement gain or loss being recognized in connection with equity investments accounted for using the measurement alternative for the years ended December 31, 2022 and 2023. There were US$8.3 million and US$6.5 million impairment recorded on these investments for the years ended December 31, 2022 and 2023, respectively, primarily due to business deterioration of certain investees as a result of macroeconomic changes.

Financial products issued by banks

As of December 31, 2023, the Company had US$20.0 million financial products issued by banks with original maturities over one year. The weighted average maturities period was 1.2 years. The products contain a minimum guaranteed interest rate and a floating but capped interest rate with original maturities over one year. The Company measures the carrying amount of investments based on the principal amount plus the minimum guaranteed interest rate published by these banks.

Equity method investments

The Company’s equity method investments are in limited partnership funds as a limited partner and in investee under common control. The Group’s proportionate share of equity investee’s net loss or earnings for the years ended December 31, 2021,2022 and 2023 were US$328.9 thousand,US$245.2 thousand and US$31.6 thousand, respectively, being recorded in equity in income of affiliates.

Debt security

Debt security mainly includes its investment in the convertible bonds issued by a third party in 2021 with the intention to hold the security for more than twelve months, which is accounted for at fair value. Unrealized gains/losses and interest recorded on the convertible bonds in the consolidated statements of comprehensive loss were US$0.9 million and US$1.5 million for the years ended December 31, 2022 and 2023, respectively.

In March 2023, the Company entered into a loan agreement to remove the conversion right embed in the convertible bonds, and changed the debt security from a hybrid instrument to a straight debt. Since the conversion right of the original debt security is considered as a substantial feature of the instrument, such modification of terms is accounted for as an extinguishment of the original debt security. According to ASC 310-20-40-10, management recognized the straight debt received based on the fair value at the date of the restructuring of US$4.6 million. The excess of the net carrying amount of the convertible bonds over the fair value of the straight debt received was recorded as a charge-off to the allowance for credit losses with the amount of US$1.2 million, being recorded in losses extinguishment of convertible note.

In June 2023, management further assessed the recoverability of the debt security under ASC 326 and provided full allowance for credit losses of US$4.6 million, primarily due to the significant deterioration of the borrower’s operating and financing conditions during the second quarter of 2023.